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VIA EDGAR

December 2, 2002


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


Re:   Smith Barney Income Funds (the "Fund")
      File Nos. 002-96408; 811-04254


Dear Sirs:

Pursuant to Rule 497 (j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information for the above referenced Fund does not differ from that contained in Post-Effective Amendment No. 62 filed on November 26, 2002, which became effective on November 28, 2002.

Please return an electronic transmittal as evidence of your receipt of this filing.

Very truly yours,


/s/ Gordon E. Swartz
Gordon E. Swartz
Assistant Secretary